Investment and return - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents held by central finance companies	€ 400
Percentage of cash and cash equivalents held by central finance companies	11.00%
Cash and cash equivalents held with foreign subsidiaries	€ 3,000
Percentage of cash and cash equivalents held with foreign subsidiaries	89.00%
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 52	€ 18
Cash and cash equivalents held by entity unavailable for use by group	83	98
Cash
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	27	16
Bond Securities
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 25	€ 2